EMPLOYEE BENEFIT PLANS - Schedule of Change in Plan Assets and Benefit Obligations Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial loss			$ 1,443
Amortization of prior service cost (credit)			(9)
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	$ 3,144	$ (3,443)	(834)
Amortization of net actuarial loss	1,374	1,170	1,443
Amortization of prior service cost (credit)	(9)	(9)	(9)
New prior service cost	(276)	0	0
Total recognized in other comprehensive income (loss)	4,233	(2,282)	600
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	396	(911)	140
Amortization of net actuarial loss	0	0	0
Amortization of prior service cost (credit)	0	0	0
New prior service cost	0	0	0
Total recognized in other comprehensive income (loss)	$ 396	$ (911)	$ 140